COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 13,600
2025	4,454
2026	0
2027	0
2028 and thereafter	0
Total	$ 18,054